RELATED PARTIES - Compensation to directors and senior managers of the company (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 9	$ 11	$ 21
Share-based payments	19	11	9
Termination benefits	0	0	0
Total remuneration expense	$ 28	$ 22	$ 30